UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to _________________

	Date of Report (Date of earliest event reported)______________________

	Commission File Number of securitizer: ____________________

	Central Index Key Number of securitizer: ___________________

	Name and telephone number, including area code, of the person to
	contact in connection with this filing

	Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

	Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

	Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[✔]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

	Central Index Key Number of depositor:	0001654060

	CSAIL 2020-C19 Commercial Mortgage Trust
	(Exact name of issuing entity as specified in its charter)

	Central Index Key Number of issuing entity (if applicable):	0001803702

Central Index Key Number of underwriter (if applicable):

Charles Y. Lee, (212) 538-1807
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 1 hereto is an agreed-upon procedures report, dated February 28, 2020, of Deloitte & Touche LLP, obtained by the issuer, which report sets forth the findings and conclusions, as applicable, of Deloitte & Touche LLP with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP. Attached as Exhibit 2 hereto is an underwriting information comparison agreed-upon procedures report, dated February 28, 2020, of Ernst & Young LLP, obtained by the issuer, which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed-upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CREDIT SUISSE COMMERCIAL MORTGAGE SECURITIES CORP.
(Depositor)
Date: February 28, 2020
	By:	/s/ Charles Y. Lee
Name: Charles Y. Lee
Title: Chief Executive Officer and President

Exhibit 1	Agreed-upon procedures report, dated February 28, 2020, of Deloitte & Touche LLP.

Exhibit 2	Underwriting information comparison agreed-upon procedures report, dated February 28, 2020, of Ernst & Young LLP.